Restatement of previously issued financial statements	12 Months Ended
Dec. 31, 2017
Disclosure Of Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of previously issued financial statements
21.	Restatement of previously issued financial statements

During the preparation of the consolidated financial statements for the year ended December 31, 2017, the Company determined that the accounting estimate pertaining to the chargeback accrual was understated resulting in the overstatement of net revenue for the year ended December 31, 2016. As a result, the December 31, 2016 consolidated financial statements have been restated to include an increase in the chargeback accrual to reduce net revenue.

The effect of the restatement on the Consolidated Statement of Financial Position is as follows:

	December 31, 2016 As Previously Reported	Correction	December 31, 2016 Restated
Accounts payable and accrued liabilities	17,242,366	674,833	17,917,199
Deficit	(97,289,953)	(674,833)	(97,964,786)

The effect of the restatement on the Consolidated Statement of Net Income and Comprehensive Income is as follows:

	December 31, 2016 As Previously Reported	Correction	December 31, 2016 Restated
Revenue	29,979,633	(674,833)	29,304,800

Net income	27,657,474	(674,833)	26,982,641
Comprehensive income	27,235,078	(674,833)	26,560,245
Basic earnings per share	1.85	(0.05)	1.80
Diluted earnings per share	1.59	(0.04)	1.55

There was no effect on the Consolidated Statement of Cash Flows for the year ended December 31, 2016 as a result of the restatement.